Other operating income (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other operating income	$ 25,335	$ 32,412	$ 29,369
Other operating expense	(20,951)	(23,730)	(29,643)
Income from customer surcharges [Member]
IfrsStatementLineItems [Line Items]
Other operating income	14,003	9,439	11,743
Commissions on municipal taxes collection [member]
IfrsStatementLineItems [Line Items]
Other operating income	2,127	2,095	2,180
Fines to suppliers [member]
IfrsStatementLineItems [Line Items]
Other operating income	561	366	713
Services provided third parties [member]
IfrsStatementLineItems [Line Items]
Other operating income	2,147	1,917	1,501
Income from non-reimbursable customer contributions [member]
IfrsStatementLineItems [Line Items]
Other operating income	157	192	283
Expense recovery [member]
IfrsStatementLineItems [Line Items]
Other operating income	5	155	190
Framework Agreement [Member]
IfrsStatementLineItems [Line Items]
Other operating income	5,986	9,384	12,494
Recovery Of Allowance For The Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Other operating income		8,252
Others member
IfrsStatementLineItems [Line Items]
Other operating income	349	612	265
Other operating expense	(917)	(140)	(1,252)
Gratification for services member
IfrsStatementLineItems [Line Items]
Other operating expense	(1,344)	(707)	(5,238)
Cost for services provided to third parties member
IfrsStatementLineItems [Line Items]
Other operating expense	(1,761)	(1,701)	(679)
Severance paid member
IfrsStatementLineItems [Line Items]
Other operating expense	(183)	(317)	(221)
Debit and credit tax member
IfrsStatementLineItems [Line Items]
Other operating expense	(6,562)	(6,062)	(6,480)
Provision for contingencies member
IfrsStatementLineItems [Line Items]
Other operating expense	(9,718)	(13,719)	(14,263)
Disposals of property plant and equipment member
IfrsStatementLineItems [Line Items]
Other operating expense	$ (466)	$ (1,084)	$ (1,510)